Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Accounts receivable	182,090	444,270
Less: allowance for doubtful accounts	—	(71)
Accounts receivable, net	182,090	444,199

Accounts receivable are non‑interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long‑term customers who have met specific credit requirements.

The movements in the allowance for doubtful accounts are as follows:

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	(656)	(785)	—
Additions	(129)	—	(1,709)
Reversals	—	—	—
Write offs	—	785	1,638
Balance at end of the year	(785)	—	(71)